OTHER NON-OPERATING (INCOME)/EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NON-OPERATING (INCOME)/EXPENSES
Schedule of components of other non-operating (income)/expenses

	2022	2021	2020
Net forex exchange (gain) / loss	(3,404)	560	10,347
Loss/(gain) arising on derivatives	3,616	345	(13,443)
Net gain/(loss) arising on financial assets measured at FVTPL	2,287	(139)	(1,893)
Net gain/(loss) arising on financial liabilities measured at FVTPL	204	—	(53)
Impairment of investments and loans given	—	—	1,392
Other	338	(241)	553

Total	3,041	525	(3,097)